Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000212989 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000212989 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000212989 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	82.07%
C000212989 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000212989 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000212989 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.97%
C000212989 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000212989 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000212989 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000212989 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212989 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000212989 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000212989 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000212988 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000212988 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000212988 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	82.07%
C000212988 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000212988 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.05%
C000212988 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.97%
C000212988 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
C000212988 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000212988 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000212988 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000212988 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000212988 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000212988 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006359 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000006359 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000006359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006359 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
C000006359 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000006359 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006359 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006359 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006359 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006359 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006359 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006361 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000006361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000006361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006361 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
C000006361 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000006361 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006361 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006361 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006361 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006361 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006361 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006362 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000006362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000006362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006362 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
C000006362 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000006362 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006362 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006362 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006362 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006362 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006362 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006363 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000006363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000006363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006363 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
C000006363 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000006363 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000006363 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006363 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006363 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006363 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000006363 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190626 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000190626 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.99%
C000190626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000190626 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.78%
C000190626 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
C000190626 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000190626 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000190626 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000190626 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000190626 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000190626 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%